Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of Maximum Credit Risk Exposure
Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s receivables from customers. The carrying amount of the financial assets below represents the maximum credit risk exposure as at December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021
Cash and cash equivalents	$177,702	$130,129
Short-term investments	139,700	—
Accounts receivable	10,289	30,704
Note receivable	20,630	—
Deposits and other non-current assets	3,985	1,295
	$352,306	$162,128

Maturity of Non-Derivative Financial Liabilities	The table below shows the Company's maturity of non-derivative financial liabilities on December 31, 2022:

Non-derivative financial liabilities	Carrying value	Contractual cash flows	Up to 12 months	1 - 2 years	3 - 5 years	More than 5 years
Loans and borrowings (including interest)	$418,057	$612,040	$33,366	$31,112	$82,562	$465,000
Accounts payable and accrued liabilities	84,603	84,603	84,603	—	—	—
Other non-current liabilities	4,618	15,632	—	6,295	8,768	569
Leases	10,963	10,963	9,390	667	628	—
Total	$518,241	$723,238	$127,359	$38,074	$91,958	$465,569